Medical Expenses Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Insurance [Abstract]
Schedule of Medical Expenses Payable
The following table is a detail of medical expenses payable as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Claims incurred but not paid	$85,756	$82,391
Capitation payable, risk-sharing payable, and other	43,019	30,214

	$128,775	$112,605

The following table is a detail of medical expenses payable at December 31, 2020 and 2019:

	2020	2019
Claims incurred but not paid	$82,391	$83,939
Capitation payable, risk-sharing payable, and other	30,214	18,445

	$112,605	$102,384

Components of Change in Medical Expenses Payable
The following table presents components of the change in medical expenses payable as of September 30, 2021 and 2020:

	September 30, 2021	September 30, 2020
Claims incurred but not paid—beginning balance	$82,391	$83,939
Incurred related to:
Current year	246,352	199,541
Prior years	(4,034)	(17,458)

Total incurred, net of reinsurance	242,318	182,083

Payments related to:
Current year	170,496	134,879
Prior years	68,457	56,078

Total payments, net of reinsurance	238,953	190,957

Claims incurred but not paid—ending balance	85,756	75,065
Other medical expenses payable	43,019	28,965

Total medical expenses payable	$128,775	$104,030

The following table presents components of the change in medical expenses payable as of December 31, 2020 and 2019:

	2020	2019
Claims incurred but not paid–beginning balance	$83,939	$52,898

Incurred related to:
Current year	281,124	274,871
Prior years	(19,494)	(11,113)

Total incurred, net of reinsurance	261,630	263,758

Payments related to:
Current year	206,288	196,086
Prior years	56,890	36,631

Total payments, net of reinsurance	263,178	232,717

Claims incurred but not paid–ending balance	82,391	83,939
Other medical expenses payable	30,214	18,445

Total medical expenses payable	$112,605	$102,384

Short-duration Insurance Contracts, Claims Development
The following tables provide information about incurred and paid claims development as of December 31, 2020:

	Cumulative Incurred Claims, Net of Reinsurance For the Years Ended December 31,
Claims	2018	2019	2020
Incurred Year	Unaudited
2018	$240,940	$232,211	230,778
2019		274,871	256,810
2020			281,124

Total			$768,712

	Cumulative Claims Paid, Net of Reinsurance For the Years Ended December 31,			Cumulative Number of Paid Claims
Claims	2018	2019	2020
Incurred Year	Unaudited
2018	$190,482	$227,398	$228,867	463,042
2019		196,086	251,507	409,194
2020			206,288	285,918

Total			$686,662